Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 625,097
Total Fee Amount	54.39
Total Offset Amount	0
Net Fee	$ 54.39
Offset Table N/A	N/A